[Zurich Kemper Life Letterhead]




Via EDGAR

October 11, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

     Re:  KILICO Variable Annuity Separate Account of
          Kemper Investors Life Insurance Company
          SEC File Nos. 2-72671 and 811-3199

Commissioners:

Enclosed for filing pursuant to the requirements of Rule 497(e) under the Securities Act of 1933 is a prospectus supplement dated October 11, 2000 to the prospectus dated May 1, 2000.

Please call the undersigned at 847-969-3524 if there are any questions.

Yours truly,

/s/ Juanita M. Thomas

Juanita M. Thomas
Vice President and
Assistant General Counsel

Enclosure

JMT/sb

                       SUPPLEMENT DATED OCTOBER 11, 2000
                      TO PROSPECTUS DATED MAY 1, 2000 FOR
                    KEMPER INVESTORS LIFE INSURANCE COMPANY
------------------------------------------------------------------------------
                               PERIODIC PAYMENT
                          VARIABLE ANNUITY CONTRACTS
------------------------------------------------------------------------------

                             KEMPER ADVANTAGE III
                                  Issued By
                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                                     of
                   KEMPER INVESTORS LIFE INSURANCE COMPANY


This Supplement amends certain information contained in your Prospectus concerning the investment adviser for two Funds available under the Contracts. Please read this Supplement carefully and keep it with your Prospectus for future reference.

The fourth full paragraph appearing on page 16 of the Prospectus is hereby deleted and replaced with the following:

     "Pilgrim Investments, Inc. serves as the investment adviser for the Lexington Natural Resources Trust and the Lexington Emerging Markets Fund, Inc."